CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Contract assets	₺ 7,351	₺ 55,737
Contract liabilities and merchant advances	219,241	150,698
Advances received from customers for marketplace transactions	₺ 131,893	₺ 94,408
Maturity term of Contract assets	1 month	1 month
Minimum
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Average delivery date	1 day
Maximum
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Average delivery date	4 days